Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities
Net income	$ (9,104)	$ (25,429)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Depreciation and amortization	5,586	6,520
Deferred taxes	92	92
Provision for doubtful accounts receivable and contract assets	86	1,593
Stock-based compensation	161	3,771
Amortization of loan origination fees	1,638	873
Payment in kind interest expense	6,840	7,169
Gain on Forgiveness of PPP loans	(2,009)
Change in the estimated fair value of earn-out consideration	(595)	194
Changes in operating assets and liabilities
Accounts receivable	(10,168)	(4,084)
Contract assets	(4,175)	2,051
Prepaid expenses and other current assets	(8,990)	6
Operating lease right-of-use assets	(76)
Other non-current assets	(662)	(357)
Amounts payable to related parties, current portion	836	798
Accounts payable	10,211	3,299
Accrued expenses and other current liabilities	11,224	2,984
Deferred revenue	(857)	(1,290)
Operating lease liabilities	121
Other long term liabilities	5
Net cash used in operating activities	164	(1,810)
Cash flows from investing activities
Capital expenditure	(3,472)	(2,089)
Sale of restricted short term investments		280
Net cash used in investing activities	(3,472)	(1,809)
Cash flows from financing activities
Repayments of long-term debt	(259)	(196)
Repayment of short-term debt		(191)
Proceeds from PPP and other government loans		3,592
Payment of deferred offering costs	(835)
Net cash provided by financing activities	(1,094)	3,205
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(172)	(92)
Net Change in Cash	(4,574)	(506)
Cash - Beginning	15,506	31,525
Cash - Ending	10,932	31,019
Supplemental cash flow information:
Cash paid for interest	94	$ 102
Non-cash investing and financing activities
Deferred financing costs in accrued expenses and other current liabilities at period end	$ 8,125